Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.
Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare is organized under the laws of the Republic of the Marshall Islands.

On
November 4, 2010,
Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of
1933,
as amended (the “Securities Act”). On
March 27, 2012,
October 19, 2012,
December 5, 2016
and
May 31, 2017,
the Company completed
four
follow-on public offerings in the United States under the Securities Act and issued
7,500,000
common shares,
7,000,000
common shares,
12,000,000
common shares and
13,500,000
common shares, respectively, par value
$0.0001
,
at a public offering price of
$14.10
per share,
$14.00
per share,
$6.00
per share and
$7.10
per share, respectively. During the years ended
December 31, 2018,
2019
and
2020,
the Company issued
598,400
shares for each year to Costamare Shipping Services Ltd. (“Costamare Services”) (Note
3
). On
July 6, 2016,
the Company implemented a dividend reinvestment plan (the “Plan”) (Note
14
). As of
December 31, 2020,
under the Plan, the Company has issued to its common stockholders
15,387,223
shares, in aggregate. As of
December 31, 2020,
the aggregate
issued share capital was
122,160,638
common shares. At
December 31, 2020,
members of the Konstantakopoulos Family owned, directly or indirectly, approximately
56.8%
of the outstanding common shares, in the aggregate. Furthermore, (i) on
August 7, 2013,
the Company completed a public offering of
2,000,000
shares of its
7.625%
Series B Cumulative Redeemable Perpetual Preferred Stock (the “Series B Preferred Stock”), par value
$0.0001,
at a public offering price of
$25.00
per share, (ii) on
January 21, 2014,
the Company completed a public offering of
4,000,000
shares of its
8.50%
Series C Cumulative Redeemable Perpetual Preferred Stock (the “Series C Preferred Stock”), par value
$0.0001,
at a public offering price of
$25.00
per share, (iii) on
May 13, 2015,
the Company completed a public offering of
4,000,000
shares of its
8.75%
Series D Cumulative Redeemable Perpetual Preferred Stock (the “Series D Preferred Stock”), par value
$0.0001,
at a public offering price of
$25.00
per share and (iv) on
January 30, 2018,
the Company completed a public offering of
4,600,000
shares of its
8.875%
Series E Cumulative Redeemable Perpetual Preferred Stock (the “Series E Preferred Stock”), par value
$0.0001,
at a public offering price of
$25.00
per share.

As of
December 31, 2019
and
2020,
the Company owned and/or operated a fleet of
60
and
61
container vessels, respectively, with a total carrying capacity of approximately
409,037
and
435,612
twenty
-foot equivalent units
(“
TEU”), respectively, through wholly-owned subsidiaries. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world's leading liner operators under long-, medium- and short-term time charters.

At
December 31, 2020,
Costamare had
74
wholly-owned subsidiaries incorporated in the Republic of Liberia, six
incorporated in the Republic of the Marshall Islands and
one
incorporated in the Republic of Cyprus.

The outbreak of the COVID-
19
virus has had a negative effect on the global economy and has, during the first
half of
2020,
adversely impacted the international container shipping industry. Average time charter rates have improved significantly since
June 2020,
however, the situation is still rapidly evolving with new waves of infections across many countries worldwide. Despite the approval and distribution of COVID-
19
vaccines, the appearance of virus mutations coupled with a still low percentage of vaccinated population makes it difficult to predict the ultimate severity and long-term impact of the pandemic on the industry and Costamare at this time. The Company is constantly monitoring the developing situation, as well as its charterers' response to the market disruption and is making necessary preparations to address and mitigate, to the extent possible, the impact of COVID-
19
on the Company.

Preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates that affect the amounts reported and disclosed in the financial statements and the accompanying notes. The Company bases its estimates on assumptions, both historical and forward looking, that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. As of
December 31, 2020,
the Company has reviewed and evaluated its revenue concentration risk, the recoverability of its Accounts receivable and performed sensitivity analysis to its future undiscounted cash flows on its impairment testing. As part of such evaluation, the Company did not
identify any conditions that have substantial impact in the Company's results of operations, financial position, cash flows or disclosures.

As of
December 31, 2020,
the impact of the outbreak of the COVID-
19
virus continues to unfold. As a result, many of the Company's estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company's estimates may
change in future periods.